ACQUISITION OF BUSINESS (Details Narrative)	1 Months Ended
Oct. 16, 2018 USD ($) shares
Business Combinations [Abstract]
Purchase Consideration | $	$ 3,458,203
Stock issued for purchase consideration | shares	44,911,724